Finance income and finance costs	12 Months Ended
Nov. 30, 2023
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Finance income and finance costs
5.	Finance income and finance costs

	Note	2023	2022	2021

Gain on repurchase of convertible unsecured senior notes	18	$-	$357	$-

Net gain on financial instruments carried at fair value		1,257	-	-

Interest income		769	316	195

Gain on lease termination		121	-	-

Finance income		2,147	673	195

Accretion expense and amortization of deferred financing costs	17, 18, 19	(2,098)	(2,140)	(2,358)

Interest on convertible unsecured senior notes and on long-term loan		(8,263)	(4,357)	(3,306)

Bank charges		(42)	(35)	(31)

Net foreign currency loss		(159)	(1,027)	(926)

Loss on Loan Facility modifications	17, 20(c)	(3,540)	-	-

Write off of deferred financing costs	17, 20(d)	(954)	-	-

Finance costs		(15,056)	(7,559)	(6,621)

Net finance cost recognized in net profit or loss		$(12,909)	$(6,886)	$(6,426)